INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES
INVENTORIES

4.INVENTORIES

Inventories consisted of the following:

	At December 31,
	2013	2014
	$	$

Raw materials	43,987,539	80,343,732
Work in progress	40,004,269	73,530,496
Finished goods	160,540,655	196,977,366
Total	244,532,463	350,851,594

In 2012, 2013 and 2014, inventories were written down by $39,555,386, $40,588,365 and $37,764,638, respectively, to reflect the lower of cost or market.